Intangible assets and goodwill - Movements in Identifiable Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	$ 34,596	$ 41,966
Goodwill Ending Balance	967	34,596
Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	34,596	41,966
Additional recognition	0
Impairment losses recognized in profit or loss for the year	(33,629)
Total increase (decrease)	(33,629)	(7,370)
Goodwill Ending Balance	967	34,596
SQM S.A. | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	22,255	22,255
Additional recognition	0
Impairment losses recognized in profit or loss for the year	(22,255)
Total increase (decrease)	(22,255)
Goodwill Ending Balance	0	22,255
SQM Iberian S.A. | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	148	148
Additional recognition	0
Impairment losses recognized in profit or loss for the year	0
Total increase (decrease)	0
Goodwill Ending Balance	148	148
SQM Investment Corporation N.V. | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	86	86
Additional recognition	0
Impairment losses recognized in profit or loss for the year	0
Total increase (decrease)	0
Goodwill Ending Balance	86	86
Soquimich European Holding B.V. | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	11,383	11,383
Additional recognition	0
Impairment losses recognized in profit or loss for the year	(11,374)
Total increase (decrease)	(11,374)
Goodwill Ending Balance	9	11,383
SQM Holland B.V. | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance		7,370
Total increase (decrease)		(7,370)
Goodwill Ending Balance
SQM Potasio S.A. | Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill Begining Balance	724	724
Additional recognition	0
Impairment losses recognized in profit or loss for the year	0
Total increase (decrease)	0
Goodwill Ending Balance	$ 724	$ 724